Financial risk management - Credit Risk (Details) - Trade receivables - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 129,202	$ 86,928
Expected credit losses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,377)	(131)
Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	131,579	87,059
Credit risk | Expected credit losses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,377)	(131)
Credit risk | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	131,579	87,059
Credit risk | Current | Expected credit losses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Current | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	122,644	80,900
Credit risk | 30 days | Expected credit losses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2)	(19)
Credit risk | 30 days | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,129	3,689
Credit risk | 60 days | Expected credit losses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5)	(6)
Credit risk | 60 days | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	455	548
Credit risk | 90 days | Expected credit losses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(41)	(19)
Credit risk | 90 days | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	518	621
Credit risk | 120 days | Expected credit losses
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,329)	(87)
Credit risk | 120 days | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 4,833	$ 1,301